Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Old Mutual Funds II
Prospectus Date	rr_ProspectusDate	Jul. 26, 2011
Old Mutual Focused Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price )	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.43%	[1]
Expense (Reduction)/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment	rr_NetExpensesOverAssets	1.21%	[2]
1 Year	rr_ExpenseExampleYear01	691
3 Years	rr_ExpenseExampleYear03	937
5 Years	rr_ExpenseExampleYear05	1,249
10 Years	rr_ExpenseExampleYear10	2,132
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2003
Past 1 Year	rr_AverageAnnualReturnYear01	2.95%
Past 5 Years	rr_AverageAnnualReturnYear05	2.86%
Past 10 Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	6.05%
Old Mutual Focused Fund | CLASS Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price )	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.33%	[1]
Expense (Reduction)/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment	rr_NetExpensesOverAssets	0.96%	[2]
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	1,499
Annual Return 2001	rr_AnnualReturn2001	3.44%
Annual Return 2002	rr_AnnualReturn2002	(28.63%)
Annual Return 2003	rr_AnnualReturn2003	33.36%
Annual Return 2004	rr_AnnualReturn2004	14.13%
Annual Return 2005	rr_AnnualReturn2005	1.93%
Annual Return 2006	rr_AnnualReturn2006	22.86%
Annual Return 2007	rr_AnnualReturn2007	2.99%
Annual Return 2008	rr_AnnualReturn2008	(32.70%)
Annual Return 2009	rr_AnnualReturn2009	32.68%
Annual Return 2010	rr_AnnualReturn2010	9.55%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 12, 1999
Past 1 Year	rr_AverageAnnualReturnYear01	9.55%
Past 5 Years	rr_AverageAnnualReturnYear05	4.36%
Past 10 Years	rr_AverageAnnualReturnYear10	3.55%
Life of Fund	rr_AverageAnnualReturnSinceInception
Old Mutual Focused Fund | CLASS Z | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.69%
Past 5 Years	rr_AverageAnnualReturnYear05	3.58%
Past 10 Years	rr_AverageAnnualReturnYear10	3.12%
Life of Fund	rr_AverageAnnualReturnSinceInception
Old Mutual Focused Fund | CLASS Z | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.82%
Past 5 Years	rr_AverageAnnualReturnYear05	3.35%
Past 10 Years	rr_AverageAnnualReturnYear10	2.86%
Life of Fund	rr_AverageAnnualReturnSinceInception
Old Mutual Focused Fund | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price )	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.96%	[1]
Expense (Reduction)/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment	rr_NetExpensesOverAssets	0.81%	[2]
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	485
10 Years	rr_ExpenseExampleYear10	1,135
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	9.70%
Past 5 Years	rr_AverageAnnualReturnYear05
Past 10 Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	0.26%
Old Mutual Focused Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
Old Mutual Focused Fund

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund, a non-diversified fund, seeks to provide investors with above-average total returns over a 3 to 5 year market cycle.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Investing in the Funds" in the Fund's statutory prospectus, and in the section entitled "Purchase and Redemption of Shares" in the Fund's statement of additional information.

FEES AND EXPENSES TABLE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 114.74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	114.74%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses do not correlate to the Ratios of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading
EXPENSE EXAMPLE

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
Your Cost

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small, medium and large-cap companies.  While the Fund may invest in companies of any market capitalization, the Fund generally invests in large-cap companies that OMCAP Investors believes have sustainable long-term growth prospects but are currently trading at modest relative valuations. Equity securities in which the Fund may invest include common and preferred stock.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in this Fund are:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market may also fail to recognize OMCAP Investors' determination of an investment's value or OMCAP Investors may misgauge that value.

Non-Diversified Fund Risk.  The Fund is "non-diversified," which means that it may own larger positions in a smaller number of securities than funds that are "diversified."  The Fund may invest up to 25% of its total assets in the securities of one issuer.  This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund's net asset value ("NAV") and total return than a diversified fund.  The Fund's share prices may also be more volatile than those of diversified funds.

Small and Mid-Cap Company Risk.  While the Fund generally invests in large-cap companies, the Fund may invest in small-cap or mid-cap companies.  Small-cap and mid-cap companies may involve greater risk of loss and price fluctuation.  The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies.  This means that the Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund's performance to be susceptible to the economic, business or other developments that affect those industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-Diversified Fund Risk.  The Fund is "non-diversified," which means that it may own larger positions in a smaller number of securities than funds that are "diversified."  The Fund may invest up to 25% of its total assets in the securities of one issuer.  This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund's net asset value ("NAV") and total return than a diversified fund.  The Fund's share prices may also be more volatile than those of diversified funds.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund's performance year to year and by showing how the Fund's average annual returns for the 1, 5, and 10-year or since inception periods compare to those of an unmanaged securities index.  The following table provides average annual total return information for the Fund's Class A, Class Z and Institutional Class shares.  The Fund's performance is compared to its benchmark, the Standard and Poor's ("S&P") 500®, a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries.  All performance figures reflect the reinvestment of dividends and capital gains distributions.  The Fund's past performance, both before and after taxes, does not guarantee how it will perform in the future.  Updated performance information is available at oldmutualfunds.com or by calling 888-772-2888.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns are for the Fund's Class Z shares, which have the longest performance record.  Performance for Class A and Institutional Class shares will vary due to differences in fees and expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund's performance year to year and by showing how the Fund's average annual returns for the 1, 5, and 10-year or since inception periods compare to those of an unmanaged securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-772-2888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	oldmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, both before and after taxes, does not guarantee how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns through December 31, 2010 – Class Z Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's Class Z shares year-to-date return as of June 30, 2011 was 4.74%.
Best Quarter:	6/30/09	19.55%
Worst Quarter:	12/31/08	(19.03%)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Sales loads are reflected in the following performance table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance for the Fund's other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Sales loads are reflected in the following performance table. *Index return is for the past 10 years.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax performance is shown for the Fund's Class Z shares.  After-tax performance for the Fund's other share classes will vary.  After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Old Mutual Focused Fund | S&P 500 (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.06%
Past 5 Years	rr_AverageAnnualReturnYear05	2.29%
Past 10 Years	rr_AverageAnnualReturnYear10	1.41%
Life of Fund	rr_AverageAnnualReturnSinceInception

[1]	Total Annual Operating Expenses do not correlate to the Ratios of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital's contractual agreement to waive through July 31, 2014 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses do not exceed 1.20%, 0.95% and 0.80% for Class A, Class Z and Institutional Class shares, respectively. The expense limitation agreement cannot be terminated before July 31, 2014, and may be amended or continued beyond July 31, 2014 by written agreement of the parties.